June 1, 2023 Via EDGAR
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414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0151

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Hennessy Funds Trust (the “Trust”)
Ladies and Gentlemen:
On behalf of the Trust and its series, Hennessy Stance ESG ETF (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to seek shareholder approval of the following proposals: (i) approval of a new investment sub-advisory agreement between Hennessy Advisors, Inc., the Fund’s investment adviser, and Vident Advisory, LLC in connection with a pending change of control, which is discussed in greater detail in the filing and other similar filings (see SEC Accession No. 0000894189-23-003718) (“Proposal 1”); and (ii) approval for the Fund to operate under a “manager of managers” arrangement (“Proposal 2”).

With regard to Proposal 1, we have worked with Ryan Charles at Kelley Hunt & Charles, LLC.  Please contact Ryan Charles at (602) 877-7926 or via email at ryan@khc.law, and Peter Fetzer at (414) 297-5596 or via email at pfetzer@foley.com should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
Attachments
cc: Ryan Charles

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